Operations and Reorganization - Liquidity (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Oct. 31, 2018 USD ($)	Oct. 31, 2018 CNY (¥)	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Issuance of preferred shares
Net losses					$ 82,179	¥ 565,021	¥ 183,750	¥ 911,496
Net cash (used in)/provided by operating activities					107,234	737,286	464,550	¥ (198,967)
Accumulated deficit					(413,452)		¥ (2,222,774)		¥ (2,842,690)
Net proceeds from the offering, after deducting commissions and offerings expenses			$ 443,300	¥ 2,781,800
IPO in NASDAQ
Issuance of preferred shares
Net proceeds from the offering, after deducting commissions and offerings expenses					443,300	2,781,800
Class Z Ordinary Shares
Issuance of preferred shares
Net proceeds from the offering, after deducting commissions and offerings expenses			$ 443,300	¥ 2,781,800
Net proceeds from the offering, after deducting offerings expenses	$ 317,200	¥ 2,170,800			720,327	4,952,606
Class Z Ordinary Shares | Definitive agreement with Tencent
Issuance of preferred shares
Net proceeds from the offering, after deducting offerings expenses					$ 317,200	¥ 2,170,800